SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
NOTE 9 - SUBSEQUENT EVENTS

The Company issued additional 1,666,666 shares of common stock at the price of $3 per share to 2 new shareholders in February 2020. As of March 6, 2020, there were 101,740,666 shares of common stock outstanding.

The Company have settled related party loan of $650,000 and $710,000 in January 21, 2020 and March 2, 2020 respectively. As of March 6, 2020, there were $140,000 of related party loan that are due to the company owned by Mr. Dai, the Chairman of the Board.